Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Condensed Consolidated Income Statement

	Condensed Consolidated Income Statement

							2017 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Revenue	—	3,517	—	—	16,886	(111)	20,292

Raw materials and consumables used	—	(346)	—	—	(4,286)	112	(4,520)

Changes in inventories of finished goods and work in progress	—	(7)	—	—	(507)	1	(513)

Employee benefit costs	(8)	(117)	(35)	(2)	(2,525)	8	(2,679)

Depreciation, amortisation and impairment costs	—	(28)	—	—	(874)	—	(902)

Other operating income	—	7	34	—	1,859	(1,756)	144

Other operating expenses	(101)	(2,889)	(6)	—	(4,207)	1,857	(5,346)

(Loss)/profit from operations	(109)	137	(7)	(2)	6,346	111	6,476

Net finance income/(costs)	3	11	(190)	9	(916)	(11)	(1,094)

Share of post-tax results of associates and joint ventures	—	—	—	—	24,209	—	24,209

Profit before taxation	(106)	148	(197)	7	29,639	100	29,591

Taxation on ordinary activities	—	(255)	61	(3)	8,310	—	8,113

Equity income from subsidiaries	37,704	3,870	4,259	3,893	—	(49,726)	—

Profit for the year	37,598	3,763	4,123	3,897	37,949	(49,626)	37,704

Attributable to:

Owners of the parent	37,598	3,763	4,123	3,897	37,778	(49,626)	37,533

Non-controlling interests	—	—	—	—	171	—	171

	37,598	3,763	4,123	3,897	37,949	(49,626)	37,704

30 Condensed consolidating financial information continued

	Condensed Consolidated Income Statement

							2016 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Revenue	—	—	—	—	14,751	—	14,751

Raw materials and consumables used	—	—	—	—	(3,777)	—	(3,777)

Changes in inventories of finished goods and work in progress	—	—	—	—	44	—	44

Employee benefit costs	(7)	—	—	—	(2,274)	7	(2,274)

Depreciation, amortisation and impairment costs	—	—	—	—	(607)	—	(607)

Other operating income	—	—	—	—	176	—	176

Other operating expenses	(75)	—	—	—	(3,658)	75	(3,658)

(Loss)/profit from operations	(82)	—	—	—	4,655	82	4,655

Net finance (costs)/income	(54)	—	—	—	(637)	54	(637)

Share of post-tax results of associates and joint ventures	—	—	—	—	2,227	—	2,227

Profit before taxation	(136)	—	—	—	6,245	136	6,245

Taxation on ordinary activities	—	—	—	—	(1,406)	—	(1,406)

Equity income from subsidiaries	4,839	—	—	—	—	(4,839)	—

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Attributable to:

Owners of the parent	4,703	—	—	—	4,648	(4,703)	4,648

Non-controlling interests	—	—	—	—	191	—	191

	4,703	—	—	—	4,839	(4,703)	4,839

30 Condensed consolidating financial information continued

	Condensed Consolidated Income Statement

							2015 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Revenue	—	—	—	—	13,104	—	13,104

Raw materials and consumables used	—	—	—	—	(3,217)	—	(3,217)

Changes in inventories of finished goods and work in progress	—	—	—	—	184	—	184

Employee benefit costs	(2)	—	—	—	(2,039)	2	(2,039)

Depreciation, amortisation and impairment costs	—	—	—	—	(428)	—	(428)

Other operating income	—	—	—	—	225	—	225

Other operating expenses	(66)	—	—	—	(3,272)	66	(3,272)

(Loss)/profit from operations	(68)	—	—	—	4,557	68	4,557

Net finance (costs)/income	(36)	—	—	—	62	36	62

Share of post-tax results of associates and joint ventures	—	—	—	—	1,236	—	1,236

Profit before taxation	(104)	—	—	—	5,855	104	5,855

Taxation on ordinary activities	—	—	—	—	(1,333)	—	(1,333)

Equity income from subsidiaries	4,522	—	—	—	—	(4,522)	—

Profit for the year	4,418	—	—	—	4,522	(4,418)	4,522

Attributable to:

Owners of the parent	4,418	—	—	—	4,290	(4,418)	4,290

Non-controlling interests	—	—	—	—	232	—	232

	4,418	—	—	—	4,522	(4,418)	4,522

1	BAT Annual Report and Form 20-F 2017

Condensed Consolidated Statement of Comprehensive Income

Notes on the Accounts continued

	Condensed Consolidated Statement of Comprehensive Income

							2017 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Profit for the year	37,598	3,763	4,123	3,897	37,949	(49,626)	37,704

Other comprehensive expense

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	(3,812)	—	(3,812)

Differences on exchange	—	—	—	—	(4,010)	—	(4,010)

Cash flow hedges	—	—	—	—	(171)	—	(171)

Available-for-sale investments	—	—	—	—	(22)	—	(22)

Net investment hedges	—	—	—	—	357	—	357

Tax on items that may be reclassified	—	—	—	—	34	—	34

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	681	—	681

Retirement benefit schemes	—	—	—	—	852	—	852
Tax on items that will not be reclassified	—	—	—	—	(171)	—	(171)

Total other comprehensive expense for the year, net of tax	—	—	—	—	(3,131)	—	(3,131)

Share of subsidiaries OCI (other reserves)	681	—	—	—	—	(681)	—

Share of subsidiaries OCI (retained earnings)	(3,812)	—	—	—	—	3,812	—

Total comprehensive income for the year, net of tax	34,467	3,763	4,123	3,897	34,818	(46,495)	34,573

Attributable to:

Owners of the parent	34,467	3,763	4,123	3,897	34,651	(46,495)	34,406

Non-controlling interests	—	—	—	—	167	—	167

	34,467	3,763	4,123	3,897	34,818	(46,495)	34,573

30 Condensed consolidating financial information continued

	Condensed Consolidated Statement of Comprehensive Income

							2016 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Profit for the year	4,703	—	—	—	4,839	(4,703)	4,839

Other comprehensive income

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	1,760	—	1,760

Differences on exchange	—	—	—	—	2,695	—	2,695

Cash flow hedges	—	—	—	—	55	—	55

Available-for-sale investments	—	—	—	—	(10)	—	(10)

Net investment hedges	—	—	—	—	(961)	—	(961)

Tax on items that may be reclassified	—	—	—	—	(19)	—	(19)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	(173)	—	(173)

Retirement benefit schemes	—	—	—	—	(209)	—	(209)

Tax on items that will not be reclassified	—	—	—	—	36	—	36

Total other comprehensive income for the year, net of tax	—	—	—	—	1,587	—	1,587

Share of subsidiaries OCI (other reserves)	(173)	—	—	—	—	173	—

Share of subsidiaries OCI (retained earnings)	1,760	—	—	—	—	(1,760)	—

Total comprehensive income for the year, net of tax	6,290	—	—	—	6,426	(6,290)	6,426

Attributable to:

Owners of the parent	6,290	—	—	—	6,180	(6,290)	6,180

Non-controlling interests	—	—	—	—	246	—	246

	6,290	—	—	—	6,426	(6,290)	6,426

30 Condensed consolidating financial information continued

	Condensed Consolidated Statement of Comprehensive Income

							2015 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Profit for the year	4,418	—	—	—	4,522	(4,418)	4,522

Other comprehensive expense

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	(849)	—	(849)

Differences on exchange	—	—	—	—	(670)	—	(670)

Cash flow hedges	—	—	—	—	(129)	—	(129)

Available-for-sale investments	—	—	—	—	5	—	5

Net investment hedges	—	—	—	—	(76)	—	(76)

Tax on items that may be reclassified	—	—	—	—	21	—	21

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	263	—	263

Retirement benefit schemes	—	—	—	—	286	—	286

Tax on items that will not be reclassified	—	—	—	—	(23)	—	(23)

Total other comprehensive expense for the year, net of tax	—	—	—	—	(586)	—	(586)

Share of subsidiaries OCI (other reserves)	263	—	—	—	—	(263)	—

Share of subsidiaries OCI (retained earnings)	(849)	—	—	—	—	849	—

Total comprehensive income for the year, net of tax	3,832	—	—	—	3,936	(3,832)	3,936

Attributable to:

Owners of the parent	3,832	—	—	—	3,757	(3,832)	3,757

Non-controlling interests	—	—	—	—	179	—	179

	3,832	—	—	—	3,936	(3,832)	3,936

BAT Annual Report and Form 20-F 2017	1

Condensed Consolidated Balance Sheet

	Condensed Consolidated Balance Sheet

							2017 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Assets

Intangible assets	—	2,780	—	7,284	107,722	(1)	117,785

Property, plant and equipment	—	677	2	—	4,204	(1)	4,882

Investments in subsidiaries	58,300	17,217	29,165	18,972	—	(123,654)	—

Investments in associates and joint ventures	—	—	—	—	1,577	—	1,577

Retirement benefit assets	—	—	—	—	1,123	—	1,123

Deferred tax assets	—	306	16	4	(9)	—	317

Trade and other receivables	—	23	860	42	826	(995)	756

Available-for-sale investments	—	—	—	—	42	—	42

Derivative financial instruments	—	—	—	—	590	—	590

Total non-current assets	58,300	21,003	30,043	26,302	116,075	(124,651)	127,072

Inventories	—	721	—	—	5,144	(1)	5,864

Income tax receivable	—	—	339	—	121	—	460

Trade and other receivables	7,365	—	571	9	5,725	(9,617)	4,053

Available-for-sale investments	—	—	—	—	65	—	65

Derivative financial instruments	—	—	—	—	228	—	228

Cash and cash equivalents	5	2	2	—	3,287	(5)	3,291

	7,370	723	912	9	14,570	(9,623)	13,961

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,370	723	912	9	14,575	(9,623)	13,966

Total assets	65,670	21,726	30,955	26,311	130,650	(134,274)	141,038

Equity - Capital and reserves

Share capital	614	14,070	13,509	21,260	1,297	(50,136)	614

Share premium, capital redemption and merger reserves	22,939	—	—	—	26,602	(22,939)	26,602

Other reserves	805	(25)	(24)	(24)	(3,395)	(732)	(3,395)

Retained earnings	36,556	5,170	6,276	5,055	37,409	(53,483)	36,983

Owners of the parent	60,914	19,215	19,761	26,291	61,913	(127,290)	60,804

Non-controlling interests	—	—	—	—	222	—	222

Total equity	60,914	19,215	19,761	26,291	62,135	(127,290)	61,026

Liabilities

Borrowings	1,571	186	8,212	—	35,629	(1,571)	44,027

Retirement benefit liabilities	—	926	42	20	833	—	1,821

Deferred tax liabilities	—	—	—	—	17,129	—	17,129

Other provisions for liabilities	—	1	—	—	353	—	354

Trade and other payables	8	18	102	—	1,933	(1,003)	1,058

Derivative financial instruments	—	—	—	—	79	—	79

Total non-current liabilities	1,579	1,131	8,356	20	55,956	(2,574)	64,468

Borrowings	2,058	40	1,009	—	4,374	(2,058)	5,423

Income tax payable	—	23	—	—	698	(1)	720

Other provisions for liabilities	—	4	—	—	395	—	399

Trade and other payables	1,119	1,313	1,829	—	6,937	(2,351)	8,847

Derivative financial instruments	—	—	—	—	155	—	155

Total current liabilities	3,177	1,380	2,838	—	12,559	(4,410)	15,544

Total equity and liabilities	65,670	21,726	30,955	26,311	130,650	(134,274)	141,038

30 Condensed consolidating financial information continued

	Condensed Consolidated Balance Sheet

							2016 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Assets

Intangible assets	—	—	—	—	12,117	—	12,117

Property, plant and equipment	—	—	—	—	3,661	—	3,661

Investments in subsidiaries	7,667	—	—	—	—	(7,667)	—

Investments in associates and joint ventures	—	—	—	—	9,507	—	9,507

Retirement benefit assets	—	—	—	—	455	—	455

Deferred tax assets	—	—	—	—	436	—	436

Trade and other receivables	—	—	—	—	599	—	599

Available-for-sale investments	—	—	—	—	43	—	43

Derivative financial instruments	—	—	—	—	596	—	596

Total non-current assets	7,667	—	—	—	27,414	(7,667)	27,414

Inventories	—	—	—	—	5,793	—	5,793

Income tax receivable	—	—	—	—	69	—	69

Trade and other receivables	7,289	—	—	—	3,884	(7,289)	3,884

Available-for-sale investments	—	—	—	—	15	—	15

Derivative financial instruments	—	—	—	—	375	—	375

Cash and cash equivalents	5	—	—	—	2,204	(5)	2,204

	7,294	—	—	—	12,340	(7,294)	12,340

Assets classified as held-for-sale	—	—	—	—	19	—	19

Total current assets	7,294	—	—	—	12,359	(7,294)	12,359

Total assets	14,961	—	—	—	39,773	(14,961)	39,773

Equity - Capital and reserves

Share capital	507	—	—	—	507	(507)	507

Share premium, capital redemption and merger reserves	268	—	—	—	3,931	(268)	3,931

Other reserves	(362)	—	—	—	413	362	413

Retained earnings	10,829	—	—	—	3,351	(10,849)	3,331

Owners of the parent	11,242	—	—	—	8,202	(11,262)	8,182

Non-controlling interests	—	—	—	—	224	—	224

Total equity	11,242	—	—	—	8,426	(11,262)	8,406

Liabilities

Borrowings	—	—	—	—	16,488	—	16,488

Retirement benefit liabilities	—	—	—	—	826	—	826

Deferred tax liabilities	—	—	—	—	652	—	652

Other provisions for liabilities	—	—	—	—	386	—	386

Trade and other payables	8	—	—	—	1,040	(8)	1,040

Derivative financial instruments	—	—	—	—	119	—	119

Total non-current liabilities	8	—	—	—	19,511	(8)	19,511

Borrowings	3,621	—	—	—	3,007	(3,621)	3,007

Income tax payable	—	—	—	—	558	—	558

Other provisions for liabilities	—	—	—	—	407	—	407

Trade and other payables	90	—	—	—	7,315	(70)	7,335

Derivative financial instruments	—	—	—	—	549	—	549

Total current liabilities	3,711	—	—	—	11,836	(3,691)	11,856

Total equity and liabilities	14,961	—	—	—	39,773	(14,961)	39,773

BAT Annual Report and Form 20-F 2017	1

Condensed Consolidated Cash Flow Statement

	Condensed Consolidated Cash Flow Statement

							2017 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Net cash (used in)/generated from operating activities	(12)	(1,860)	(270)	(11)	7,488	12	5,347

Net cash (used in)/generated from investing activities	2	(88)	1,116	1	(19,512)	(63)	(18,544)

Net cash (used in)/generated from financing activities	10	1,950	(844)	10	21,030	(7,397)	14,759

Net cash flows (used in)/generated from operating, investing and financing activities	—	2	2	—	9,006	(7,448)	1,562

Differences on exchange	—	—	—	—	(391)	—	(391)

(Decrease)/increase in net cash and cash equivalents in the year	—	2	2	—	8,615	(7,448)	1,171

Net cash and cash equivalents at 1 January*	5	—	—	—	1,646	—	1,651

Net cash and cash equivalents at 31 December	5	2	2	—	10,261	(7,448)	2,822

	Condensed Consolidated Cash Flow Statement

							2016 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Net cash (used in)/generated from operating activities	(23)	—	—	—	4,610	23	4,610

Net cash (used in)/generated from investing activities	24	—	—	—	(571)	(93)	(640)

Net cash (used in)/generated from financing activities	—	—	—	—	1,746	(5,975)	(4,229)

Net cash flows (used in)/generated from operating, investing and financing activities	1	—	—	—	5,785	(6,045)	(259)

Differences on exchange	1	—	—	—	179	—	180

(Decrease)/increase in net cash and cash equivalents in the year	2	—	—	—	5,964	(6,045)	(79)

Net cash and cash equivalents at 1 January*	3	—	—	—	1,727	—	1,730

Net cash and cash equivalents at 31 December	5	—	—	—	7,691	(6,045)	1,651

30 Condensed consolidating financial information continued

	Condensed Consolidated Cash Flow Statement

							2015 £m

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated

Net cash (used in)/generated from operating activities	61	—	—	—	4,712	(53)	4,720

Net cash (used in)/generated from investing activities	34	—	—	—	(3,920)	(105)	(3,991)

Net cash (used in)/generated from financing activities	(95)	—	—	—	982	(1,106)	(219)

Net cash flows (used in)/generated from operating, investing and financing activities	—	—	—	—	1,774	(1,264)	510

Differences on exchange	(1)	—	—	—	(271)	—	(272)

(Decrease)/increase in net cash and cash equivalents in the year	(1)	—	—	—	1,503	(1,264)	238

Net cash and cash equivalents at 1 January*	4	—	—	—	1,488	—	1,492

Net cash and cash equivalents at 31 December	3	—	—	—	2,991	(1,264)	1,730

*The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuers, subsidiary guarantors and non-guarantor subsidiaries.

BAT Annual Report and Form 20-F 2017	1